Maturity analysis for non-derivative financial assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		₩ 1,358,345	₩ 2,369,739	₩ 3,051,353	₩ 3,783,065
Available-for-sale financial assets			699,833	1,014,732
Equity investment at fair value through other comprehensive income		399,495
Held-to-maturity investments			3,144	₩ 3,244
Financial assets at amortised cost		14,042
Loans and receivables		758,378	946,430
Long-term/short-term financial instruments		2,318,027	2,244,514
Financial assets at fair value through profit or loss		920,935	111,512
Trade and other receivables		9,622,813	9,692,080
Financial assets held for managing liquidity risk		15,392,035	16,067,252
Less than 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		1,358,345	2,369,739
Available-for-sale financial assets			0
Equity investment at fair value through other comprehensive income		0
Held-to-maturity investments			5
Financial assets at amortised cost		11,956
Loans and receivables		123,646	244,309
Long-term/short-term financial instruments		1,869,286	1,702,084
Financial assets at fair value through profit or loss		313,893	0
Trade and other receivables		7,795,619	7,930,715
Financial assets held for managing liquidity risk		11,472,745	12,246,852
1~5 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		0	0
Available-for-sale financial assets			0
Equity investment at fair value through other comprehensive income		0
Held-to-maturity investments			3,139
Financial assets at amortised cost		2,086
Loans and receivables		314,744	261,672
Long-term/short-term financial instruments		278,899	201,821
Financial assets at fair value through profit or loss		81,828	0
Trade and other receivables		1,067,800	920,539
Financial assets held for managing liquidity risk		1,745,357	1,387,171
More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		0	0
Available-for-sale financial assets			214,156
Equity investment at fair value through other comprehensive income		0
Held-to-maturity investments			0
Financial assets at amortised cost		0
Loans and receivables		319,988	429,628
Long-term/short-term financial instruments		164,057	340,304
Financial assets at fair value through profit or loss		483,398	111,512
Trade and other receivables		701,743	788,795
Financial assets held for managing liquidity risk		1,669,186	1,884,395
Other
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents	[1]	0	0
Available-for-sale financial assets	[1]		485,677
Equity investment at fair value through other comprehensive income	[1]	399,495
Held-to-maturity investments	[1]		0
Financial assets at amortised cost	[1]	0
Loans and receivables	[1]	0	10,821
Long-term/short-term financial instruments	[1]	5,785	305
Financial assets at fair value through profit or loss	[1]	41,816	0
Trade and other receivables	[1]	57,651	52,031
Financial assets held for managing liquidity risk	[1]	₩ 504,747	₩ 548,834

[1]	The maturities cannot be presently determined.